Advances of Federal Home Loan Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Advances from federal home loan banks	$ 26,991	$ 32,439
Federal Home Loan one
Short-term Debt [Line Items]
Advances from federal home loan banks	26,991	0
Federal Home Loan two
Short-term Debt [Line Items]
Advances from federal home loan banks	$ 0	$ 32,429